Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	$ 5,141	$ 6,598
Additions	1,061	968
Amounts used during the period	(290)	(2,272)
Pension, Reversals	(324)	(1,034)
OCI	(645)	881
Ending balance	4,944	5,141
Non current provisions beginning balance	4,010	2,855
Non current provisions additions	628	410
Non current provisions Amounts used during period	0	0
Non current provisions Reversals	0	0
Non current provisions OCI	(565)	745
Non current provisions Ending balance	4,073	4,010
Current provisions beginning balance	1,131	3,743
Current provisions additions	433	558
Current provisions Amounts used during period	(290)	(2,272)
Current provisions Reversals	(324)	(1,034)
Current provisions OCI	(79)	136
Current provisions Ending balance	871	1,131
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	4,010
Ending balance		4,010
Beginning balance	4,010	2,855
Pension, Additions	628	410
Pension, Amounts used during the period	0	0
Pension, Reversals	0	0
OCI	(565)	745
Ending balance	4,073	4,010
Loss on Contract [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance	0	272
Loss on contract, Additions		0
Loss on contract, Amounts used during the period		(272)
Loss on contract, Reversals		0
Loss on contract, OCI		0
Loss on contract, Ending balance		0
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Additions	200	200
Employee litigation and severance, Beginning balance	560	639
Employee litigation and severance, Additions	172	229
Employee litigation and severance, Amounts used during the period	(99)	(308)
Employee litigation and severance, Reversals	(82)	(49)
Employee litigation and severance, OCI	(43)	49
Employee litigation and severance, Ending balance	508	560
Commercial litigation [member]
Disclosure of other provisions [line items]
Additions	300	300
Commercial litigation, Beginning balance	571	2,832
Commercial litigation, Additions	261	329
Commercial litigation, Amounts used during the period	(191)	(1,692)
Commercial litigation, Reversals	(241)	(985)
Commercial litigation, OCI	(37)	86
Commercial litigation, Ending balance	$ 363	$ 571